Income Tax - Schedule of Reconciliation Related to Income Tax Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Statutory income tax rate	20.00%	20.00%	20.00%
Effective income tax rate	(6.10%)	65.10%	16.50%